COLONIAL NEW YORK TAX-EXEMPT
        FUND
COLONIAL TAX-EXEMPT INSURED
        FUND


Supplement to Prospectuses


Effective September 25,  1997,
Gary  Swayze, a Vice President
of     Colonial     Management
Associates,  Inc.   (Adviser),
became  the portfolio  manager
of  the Colonial New York Tax-
Exempt Fund and Colonial  Tax-
Exempt Insured Fund.  Prior to
joining  the Adviser in  1997,
Mr.  Swayze  was  a  portfolio
manager  and group  leader  at
Fidelity    Management     and
Research   Company   and   the
writer  and editor of  a  bond
market newsletter.


TI-36/201E-0997      October 6, 1997